Intangible Assets (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition cost	$ 71,535	$ 71,535
Accumulated amortization	(71,535)	(65,247)
Time charters with favorable terms net book value	$ 0	$ 6,288